Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill
Goodwill

(D.2) Goodwill

Accounting Policies, Judgments, and Estimates

The annual goodwill impairment test is performed at the level of our operating segments since there are no lower levels in SAP at which goodwill is monitored for internal management purposes. The test is performed at the same time (at the beginning of the fourth quarter) for all operating segments.

In making impairment assessments for our goodwill and intangible assets, the outcome of these tests is highly dependent on management’s assumptions regarding future cash flow projections and economic risks, which require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including:

   Changes in business strategy

   Internal forecasts

   Estimation of weighted-average cost of capital

Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets as well as the amounts of impairment charges recognized in profit or loss.

The outcome of goodwill impairment tests may also depend on the allocation of goodwill to our operating segments. This allocation involves judgment as it is based on our estimates regarding which operating segments are expected to benefit from the synergies of business combinations.

Goodwill

€ millions
Historical cost
1/1/2017	23,415
Foreign currency exchange differences	-2,249
Additions from business combinations	205
12/31/2017	21,371
Foreign currency exchange differences	847
Additions from business combinations	1,609
12/31/2018	23,827

Accumulated amortization
1/1/2017	104
Foreign currency exchange differences	-4
12/31/2017	100
Foreign currency exchange differences	2
12/31/2018	102

Carrying amount
12/31/2017	21,271
12/31/2018	23,725

For more information about our segments and the changes in 2018, see Note (C.1).

For impairment testing purposes, the carrying amount of goodwill has been allocated to the operating segments expected to benefit from goodwill as follows:

Goodwill by Operating Segment

€ millions	Applications,	SAP Business	Customer	Other	Total
	Technology &	Network	Experience
	Services
12/31/2017	14,654	6,617	0	0	21,271
12/31/2018	13,498	6,925	3,293	9	23,725

At the end of 2018, the goodwill allocated to the Customer Experience segment includes goodwill of €1,656 million reallocated from the Applications, Technology & Services segment due to the changes in segment composition in 2018.

The key assumptions on which management based its cash flow projections for the period covered by the underlying business plans are as follows:

Key Assumption	Basis for Determining Values Assigned to Key Assumption
Budgeted revenue growth

Revenue growth rate achieved in the current fiscal year, adjusted for an expected increase in SAP’s addressable cloud and database markets; expected growth in the established software applications and analytics markets. Values assigned reflect our past experience and our expectations regarding an increase in the addressable markets.

Budgeted operating margin

Operating margin budgeted for a given budget period equals the operating margin achieved in the current fiscal year, increased by expected efficiency gains. Values assigned reflect past experience, except for efficiency gains.

Discount rates

Our estimated cash flow projections are discounted to present value using discount rates (after-tax rates for the SAP Business Network segment and pre-tax rates for all other segments). Pre-tax discount rates are based on the weighted average cost of capital (WACC) approach.

Terminal growth rate

Our estimated cash flow projections for periods beyond the business plan were extrapolated using segment-specific terminal growth rates. These growth rates do not exceed the long-term average growth rates for the markets in which our segments operate.

Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology & Services		SAP Business Network		Customer Experience
	2018	2017	2018	2017	2018	2017
Budgeted revenue growth (average of the budgeted period)	4.8	4.8	13.8	14.9	32.9	NA
Pre-tax discount rate	11.0	10.6	11.5	11.9	11.7	NA
After-tax discount rate	8.6	8.2	9.0	9.3	9.4	NA
Terminal growth rate	3.0	2.9	3.0	3.0	3.0	NA
Detailed planning period (in years)	5	3	9	9	5	NA

Applications, Technology & Services

The recoverable amount of the segment has been determined based on a value-in-use calculation. The calculation uses cash flow projections based on actual operating results and a group-wide business plan approved by management.

We believe that no reasonably possible change in any of the above key assumptions would cause the carrying amount of our Applications, Technology & Services segment to exceed the recoverable amount.

SAP Business Network

The recoverable amount of the segment has been determined based on fair value less costs of disposal calculation. The fair value measurement was categorized as a level 3 fair value based on the inputs used in the valuation technique. The cash flow projections are based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make. The segment operates in a relatively immature area with significant growth rates projected for the near future. We therefore have a longer and more detailed planning period than one would apply in a more mature segment.

We are using a target operating margin of 33% (2017: 33%) for the segment at the end of the budgeted period as a key assumption, which is within the range of expectations of market participants (for example, industry analysts).

The recoverable amount exceeds the carrying amount by €13,580 million (2017: €8,143 million).

The following table shows the amounts by which the key assumptions would need to change individually for the recoverable amount to be equal to the carrying amount:

Sensitivity to Change in Assumptions

	SAP Business Network
	2018	2017
Budgeted revenue growth (change in pp)	-11.8	-8.6
After-tax discount rate (change in pp)	6.6	4.3
Target operating margin at the end of the budgeted period (change in pp)	-22	-17

Customer Experience

The recoverable amount of the segment has been determined based on a value-in-use calculation. The calculation uses cash flow projections based on actual operating results and a group-wide business plan approved by management. The recoverable amount exceeds the carrying amount by €8,476 million.

The following table shows the amounts by which the key assumptions would need to change individually for the recoverable amount to be equal to the carrying amount:

Sensitivity to Change in Assumptions

	Customer Experience
	2018	2017
Budgeted revenue growth (change in pp)	-8.3	NA
Pre-tax discount rate (change in pp)	10.2	NA
Target operating margin at the end of the budgeted period (change in pp)	-28	NA